Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend rate	1.50%	2.40%
Risk-free interest rate	0.30%	0.70%
Expected volatility	32.00%	30.00%
Expected holding period (years)	5.0	5.0